Sentry Variable Account II
Audited Financial Statements and the Report of Independent Registered Public Accounting Firm

December 31, 2025

Deloitte & Touche LLP
111 S. Wacker Dr
Chicago, IL 60606
USA
Tel: 1 312 486 1000
Fax: 1 312 486 1486
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Sentry Life Insurance Company and
Contract Owners of Sentry Variable Account II

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the sub-accounts of Sentry Variable Account II (the “Account”) listed in Appendix A, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented in Appendix A, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the two years ended December 31, 2022, were audited by other auditors whose report, dated February 24, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois

March 3, 2026

We have served as the auditor of Sentry Variable Account II since 2023.

Sentry Variable Account II

Appendix A
Subaccounts	Statements of Assets and Liabilities of	Statements of Operations for the	Statements of Changes in Net Assets for the	Financial Highlights for the
Janus Henderson Research Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Janus Henderson Enterprise Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Janus Henderson Forty Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Janus Henderson Global Research Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Janus Henderson Balanced Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
T. Rowe Price Limited Term Bond Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
T. Rowe Price Equity Income Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
T. Rowe Price Moderate Allocation Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
T. Rowe Price Mid-Cap Growth Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
T. Rowe Price International Stock Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard Balanced Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard Equity Index Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard High Yield Bond Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard Small Company Growth Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard Mid-Cap Index Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard REIT Index Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025
Vanguard Money Market Portfolio	December 31, 2025	Year Ended December 31, 2025	Two Years Ended December 31, 2025	Three Years Ended December 31, 2025

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2025

Assets:

Investments at fair value:

	Investments at Fair Value		Accrued Dividends	Total Assets and Total Net Assets
Janus Henderson Series - Institutional Shares:
Research Portfolio, 18,700 shares (cost $ 724,394)	$1,213,635	$		$1,213,635
Enterprise Portfolio, 140,618 shares (cost $ 10,224,688)	11,752,840			11,752,840
Forty Portfolio, 28,676 shares (cost $ 1,257,678)	1,703,930			1,703,930
Global Research Portfolio, 5,454 shares (cost $ 323,956)	434,549			434,549
Balanced Portfolio, 19,537 shares (cost $ 710,858)	1,091,345			1,091,345

T. Rowe Price Fixed Income Series, Inc.:
Limited Term Bond Portfolio, 106,608 shares (cost $ 513,114)	506,390			506,390

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 28,263 shares (cost $ 772,034)	817,082			817,082
Moderate Allocation Portfolio, 106,813 shares (cost $ 2,192,558)	2,395,808			2,395,808
Mid-Cap Growth Portfolio, 12,111 shares (cost $ 357,164)	317,308			317,308

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 5,320 shares (cost $ 79,464)	84,585			84,585

Vanguard Variable Insurance Fund:
Balanced Portfolio, 16,445 shares (cost $ 366,626)	417,874			417,874
Equity Index Portfolio, 5,856 shares (cost $ 290,798)	479,990			479,990
High Yield Bond Portfolio, 7,742 shares (cost $ 56,695)	58,450			58,450
Small Company Growth Portfolio, 16,396 shares (cost $ 287,770)	312,677			312,677
Mid-Cap Index Portfolio, 7,959 shares (cost $ 189,525)	222,540			222,540
REIT Index Portfolio, 12,238 shares (cost $ 153,698)	141,591			141,591
Money Market, 498,984 shares (cost $ 498,984)	498,984		50	499,034

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Janus Henderson Research	Janus Henderson Enterprise	Janus Henderson Forty

Investment income:
Dividends	$-	$24,000	$1,185

Expenses:
Mortality and expense risk charges	14,026	142,938	19,665

Net investment income (loss)	(14,026)	(118,938)	(18,480)

Realized gains (losses) on investments:
Net realized investment gain (loss)	72,451	573,195	66,660

Capital gain distributions received	90,233	907,043	195,625

Net realized gain (loss) on investments and
capital gain distributions, net	162,684	1,480,238	262,285

Net change in unrealized appreciation
(depreciation) on investments	39,801	(609,242)	12,658

Net increase (decrease) in net assets from operations	$188,459	$752,058	$256,463

	Janus Henderson Gobal Research	Janus Henderson Balanced

Investment income:
Dividends	$2,511	$21,266

Expenses:
Mortality and expense risk charges	5,092	12,666

Net investment income (loss)	(2,581)	8,600

Realized gains (losses) on investments:
Net realized investment gain (loss)	32,435	47,366

Capital gain distributions received	38,769	34,488

Net realized gain (loss) on investments and
capital gain distributions, net	71,204	81,854

Net change in unrealized appreciation
(depreciation) on investments	7,186	43,535

Net increase (decrease) in net assets from operations	$75,809	$133,989

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2025

	T. Rowe Price Limited Term Bond	T. Rowe Price Equity Income	T. Rowe Price Moderate Allocation

Investment income:
Dividends	$23,500	$13,706	$53,087

Expenses:
Mortality and expense risk charges	6,560	10,418	28,397

Net investment income (loss)	16,940	3,288	24,690

Realized gains (losses) on investments:
Net realized investment gain (loss)	(2,857)	33,322	44,970

Capital gain distributions received	-	77,658	102,653

Net realized gain (loss) on investments and
capital gain distributions, net	(2,857)	110,980	147,623

Net change in unrealized appreciation
(depreciation) on investments	9,972	3,181	120,741

Net increase (decrease) in net assets from operations	$24,055	$117,449	$293,054

	T. Rowe Price Mid-Cap Growth	T. Rowe Price International Stock

Investment income:
Dividends	$-	$1,581

Expenses:
Mortality and expense risk charges	4,556	1,239

Net investment income (loss)	(4,556)	342

Realized gains (losses) on investments:
Net realized investment gain (loss)	17,373	4,827

Capital gain distributions received	40,092	6,944

Net realized gain (loss) on investments and
capital gain distributions, net	57,465	11,771

Net change in unrealized appreciation
(depreciation) on investments	(44,223)	5,485

Net increase (decrease) in net assets from operations	$8,686	$17,598

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2025

	Vanguard Balanced	Vanguard Equity Index	Vanguard High Yield Bond

Investment income: Dividends	$8,975	$5,870	$4,738

Expenses: Mortality and expense risk charges	5,003	6,032	828

Net investment income (loss)	3,972	(162)	3,910

Realized gains (losses) on investments:
Net realized investment gain (loss)	3,616	88,841	(719)

Capital gain distributions received	38,443	11,310	-

Net realized gain (loss) on investments and
capital gain distributions, net	42,059	100,151	(719)

Net change in unrealized appreciation
(depreciation) on investments	12,938	(29,033)	2,063

Net increase (decrease) in net assets from operations	$58,969	$70,956	$5,254

	Vanguard Small Company Growth	Vanguard Mid-Cap Index	Vanguard REIT Index

Investment income: Dividends	$1,897	$4,176	$5,665

Expenses: Mortality and expense risk charges	4,229	3,300	2,294

Net investment income (loss)	(2,332)	876	3,371

Realized gains (losses) on investments:
Net realized investment gain (loss)	(26,485)	30,326	1,901

Capital gain distributions received	26,961	16,638	3,627

Net realized gain (loss) on investments and
capital gain distributions, net	476	46,964	5,528

Net change in unrealized appreciation
(depreciation) on investments	15,184	(20,101)	(2,997)

Net increase (decrease) in net assets from operations	$13,328	$27,739	$5,902

	Vanguard Money Market

Investment income: Dividends	$22,061

Expenses: Mortality and expense risk charges	6,439

Net investment income (loss)	15,622

Realized gains (losses) on investments:
Net realized investment gain (loss)	-

Capital gain distributions received	-

Net realized gain (loss) on investments and
capital gain distributions, net	-

Net change in unrealized appreciation
(depreciation) on investments	-

Net increase (decrease) in net assets from operations	$15,622

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGE IN NET ASSETS
For the Years Ended December 31

	Janus Henderson Research		Janus Henderson Enterprise		Janus Henderson Forty
	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,026)	$(12,814)	$(118,938)	$(60,507)	$(18,480)	$(16,718)

Realized gains (losses) on investments	162,684	76,070	1,480,238	1,000,359	262,285	218,470

Unrealized appreciation (depreciation), net	39,801	245,262	(609,242)	767,157	12,658	156,882

Net increase (decrease) in net assets from operations	188,459	308,518	752,058	1,707,009	256,463	358,634

Contract transactions:
Purchase payments	3,485	4,987	29,905	33,030	2,450	2,629

Transfers between subaccounts, net	(1,915)	(3,105)	(140,565)	15,544	(25,120)	(2,664)

Withdrawals	(122,827)	(83,225)	(1,645,024)	(1,539,317)	(139,335)	(357,957)

Contract maintenance fees	(900)	(841)	(6,364)	(7,119)	(925)	(961)

Net increase (decrease) in net assets
derived from contract transactions	(122,157)	(82,184)	(1,762,048)	(1,497,862)	(162,930)	(358,953)

Total increase (decrease) in net assets	66,302	226,334	(1,009,990)	209,147	93,533	(319)

Net assets at beginning of year	1,147,333	920,999	12,762,830	12,553,683	1,610,397	1,610,716

Net assets at end of year	$1,213,635	$1,147,333	$11,752,840	$12,762,830	$1,703,930	$1,610,397

	Janus Henderson Global Research		Janus Henderson Balanced
	2025	2024	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,581)	$(1,456)	$8,600	$8,834

Realized gains (losses) on investments	71,204	46,993	81,854	25,894

Unrealized appreciation (depreciation), net	7,186	16,285	43,535	97,853

Net increase (decrease) in net assets from operations	75,809	61,822	133,989	132,581

Contract transactions:
Purchase payments	2,150	2,302	2,381	1,893

Transfers between subaccounts, net	89,107	(881)	(2,044)	(257)

Withdrawals	(59,667)	(61,015)	(96,756)	(44,221)

Contract maintenance fees	(335)	(291)	(909)	(970)

Net increase (decrease) in net assets
derived from contract transactions	31,255	(59,885)	(97,328)	(43,555)

Total increase (decrease) in net assets	107,064	1,937	36,661	89,026

Net assets at beginning of year	327,485	325,548	1,054,684	965,658

Net assets at end of year	$434,549	$327,485	$1,091,345	$1,054,684

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGE IN NET ASSETS (continued)
For the Years Ended December 31

	T. Rowe Price Limited Term Bond		T. Rowe Price Equity Income		T. Rowe Price Moderate Allocation
	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,940	$17,109	$3,288	$7,160	$24,690	$25,394

Realized gains (losses) on investments	(2,857)	(4,249)	110,980	81,414	147,623	91,198

Unrealized appreciation (depreciation), net	9,972	8,007	3,181	23,162	120,741	93,897

Net increase (decrease) in net assets from operations	24,055	20,867	117,449	111,736	293,054	210,489

Contract transactions:
Purchase payments	4,900	5,690	336	345	4,741	4,978

Transfers between subaccounts, net	(1,060)	2,833	1,377	1,448	732	577

Withdrawals	(76,425)	(64,306)	(456,689)	(56,629)	(255,627)	(433,313)

Contract maintenance fees	(585)	(615)	(864)	(933)	(1,792)	(1,929)

Net increase (decrease) in net assets
derived from contract transactions	(73,170)	(56,398)	(455,840)	(55,769)	(251,946)	(429,687)

Total increase (decrease) in net assets	(49,115)	(35,531)	(338,391)	55,967	41,108	(219,198)

Net assets at beginning of year	555,505	591,036	1,155,473	1,099,506	2,354,700	2,573,898

Net assets at end of year	$506,390	$555,505	$817,082	$1,155,473	$2,395,808	$2,354,700

	T. Rowe Price Mid-Cap Growth		T. Rowe Price International Stock
	2025	2024	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,556)	$(4,877)	$342	$(322)

Realized gains (losses) on investments	57,465	38,031	11,771	3,564

Unrealized appreciation (depreciation), net	(44,223)	(2,437)	5,485	(747)

Net increase (decrease) in net assets from operations	8,686	30,717	17,598	2,495

Contract transactions:
Purchase payments	1,613	1,341	580	1,080

Transfers between subaccounts, net	1,919	(429)	1,445	860

Withdrawals	(104,599)	(5,765)	(41,231)	(9,952)

Contract maintenance fees	(330)	(354)	(137)	(147)

Net increase (decrease) in net assets
derived from contract transactions	(101,397)	(5,207)	(39,343)	(8,159)

Total increase (decrease) in net assets	(92,711)	25,510	(21,745)	(5,664)

Net assets at beginning of year	410,019	384,509	106,330	111,994

Net assets at end of year	$317,308	$410,019	$84,585	$106,330

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGE IN NET ASSETS (continued)
For the Years Ended December 31

	Vanguard Balanced		Vanguard Equity Index		Vanguard High Yield Bond
	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,972	$4,265	$(162)	$512	$3,910	$3,200

Realized gains (losses) on investments	42,059	35,082	100,151	35,560	(719)	(457)

Unrealized appreciation (depreciation), net	12,938	15,147	(29,033)	73,203	2,063	764

Net increase (decrease) in net assets from operations	58,969	54,494	70,956	109,275	5,254	3,507

Contract transactions:
Purchase payments	1,234	905	1,025	653	1,240	240

Transfers between subaccounts, net	(2,498)	446	17,081	(4,562)	603	760

Withdrawals	(56,852)	(188,013)	(172,494)	(20,657)	(18,460)	(5,691)

Contract maintenance fees	(313)	(380)	(260)	(246)	(79)	(80)

Net increase (decrease) in net assets
derived from contract transactions	(58,429)	(187,042)	(154,648)	(24,812)	(16,696)	(4,771)

Total increase (decrease) in net assets	540	(132,548)	(83,692)	84,463	(11,442)	(1,264)

Net assets at beginning of year	417,334	549,882	563,682	479,219	69,892	71,156

Net assets at end of year	$417,874	$417,334	$479,990	$563,682	$58,450	$69,892

	Vanguard Small Company Growth		Vanguard Mid-Cap Index		Vanguard REIT Index
	2025	2024	2025	2024	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,332)	$(2,603)	$876	$378	$3,371	$5,365

Realized gains (losses) on investments	476	(7,800)	46,964	29,117	5,528	(3,368)

Unrealized appreciation (depreciation), net	15,184	46,906	(20,101)	7,061	(2,997)	8,723

Net increase (decrease) in net assets from operations	13,328	36,503	27,739	36,556	5,902	10,720

Contract transactions:
Purchase payments	1,943	4,443	575	10,075	635	306

Transfers between subaccounts, net	19,312	1,207	18,918	991	20,965	856

Withdrawals	(110,003)	(48,927)	(127,334)	(151,959)	(79,656)	(101,364)

Contract maintenance fees	(252)	(249)	(169)	(173)	(191)	(219)

Net increase (decrease) in net assets
derived from contract transactions	(89,000)	(43,526)	(108,010)	(141,066)	(58,247)	(100,421)

Total increase (decrease) in net assets	(75,672)	(7,023)	(80,271)	(104,510)	(52,345)	(89,701)

Net assets at beginning of year	388,349	395,372	302,811	407,321	193,936	283,637

Net assets at end of year	$312,677	$388,349	$222,540	$302,811	$141,591	$193,936

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGE IN NET ASSETS (continued)
For the Years Ended December 31

	Vanguard Money Market
	2025	2024

Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,622	$22,189

Realized gains (losses) on investments	-	-

Unrealized appreciation (depreciation), net	-	-

Net increase (decrease) in net assets from operations	15,622	22,189

Contract transactions:
Purchase payments	3,250	2,725

Transfers between subaccounts, net	1,773	(13,622)

Withdrawals	(71,541)	(49,625)

Contract maintenance fees	(395)	(448)

Net increase (decrease) in net assets
derived from contract transactions	(66,913)	(60,970)

Total increase (decrease) in net assets	(51,291)	(38,781)

Net assets at beginning of year	550,325	589,106

Net assets at end of year	$499,034	$550,325

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

1. Organization
The Sentry Variable Account II (the Variable Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance Company (SIC), formerly Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is a single line of businesss and an accounting entity wherein all segregated account transactions are reflected.
Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization). On the effective date and as part of the reorganization, SIAMCO converted to SIC, a stock insurer. SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company. The reorganization did not have a material impact on the Company or the Variable Account's financial statements.
The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.
The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.
The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Account's Annual Report.
The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.
During 2022, a new fund offering was provided to policyholders, Vanguard Money Market Portfolio. Since this subaccount has an inception date in 2022, the financial statements are as of December 31, 2022 and for the period from inception date of February 2, 2022 to December 31, 2022.
The Financial Accounting Standards Board has issued an Accounting Standards Update on Segment Reporting (ASU Topic 280) effective for the year ended December 31, 2024.
Within the registered investment, each subaccount of the Variable Life Account is a single operating segment, therefore a single reportable segment in which the chief operating decision maker “CODM” manages activities of the Variable Life Account. The significant accounting policies listed in note 2, apply to each of the operating single segments.

2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The subaccounts have identified the President of Company as the CODM as the Variable Life Account does not have employees and is not a separate legal entity. To make operational decisions within the Variable Life Account, the CODM uses the change in net assets reported by each subaccount as their performance measure. The measure of segment assets are reported on the Statement of Assets and Liabilities as “Total Assets and Total Net Assets” and each subaccount’s operating segment is listed on the Statement of Operations and Statement of Changes in Net assets, along with their related footnotes. All assets and revenue is generated in the United States and there is no customer greater than 10% of the results for all periods presented.
Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2025. The Funds value their investment securities at fair value.
Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

2. Significant Accounting Policies (continued)
Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.
Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2025 through March 3, 2026, the date the financial statements were issued. No significant subsequent events were identified.

3. Purchases and Sales of Securities

In 2025, purchases and proceeds from sale of investments in various subaccounts for the year ended December 31, 2025 are as follows:

		Proceeds
	Purchases	on Sales
Janus Henderson Research Portfolio	$94,554	$140,505
Janus Henderson Enterprise Portfolio	965,705	1,939,647
Janus Henderson Forty Portfolio	199,979	185,763
Janus Henderson Global Research Portfolio	133,725	66,282
Janus Henderson Balanced Portfolio	59,293	113,533
T. Rowe Price Limited Term Bond Portfolio	29,389	85,618
T. Rowe Price Equity Income Portfolio	93,790	468,684
T. Rowe Price Moderate Allocation Portfolio	163,190	287,794
T. Rowe Price Mid-Cap Growth Portfolio	43,728	109,589
T. Rowe Price International Stock Portfolio	10,760	42,817
Vanguard Balanced Portfolio	48,820	64,834
Vanguard Equity Index Portfolio	39,776	183,276
Vanguard High Yield Bond Portfolio	6,795	19,582
Vanguard Small Company Growth Portfolio	50,412	114,784
Vanguard Mid-Cap Index Portfolio	42,963	133,459
Vanguard REIT Index Portfolio	30,974	82,222
Vanguard Money Market Portfolio	27,098	78,374

In 2024, purchases and proceeds from sale of investments in various subaccounts for the year ended December 31, 2024 are as follows:

		Proceeds
	Purchases	on Sales
Janus Henderson Research Portfolio	$36,483	$100,312
Janus Henderson Enterprise Portfolio	718,062	1,766,129
Janus Henderson Forty Portfolio	88,270	379,909
Janus Henderson Global Research Portfolio	14,423	66,007
Janus Henderson Balanced Portfolio	24,263	58,984
T. Rowe Price Limited Term Bond Portfolio	32,540	71,829
T. Rowe Price Equity Income Portfolio	98,547	71,974
T. Rowe Price Moderate Allocation Portfolio	125,572	465,211
T. Rowe Price Mid-Cap Growth Portfolio	38,897	11,804
T. Rowe Price International Stock Portfolio	5,668	11,460
Vanguard Balanced Portfolio	31,417	193,844
Vanguard Equity Index Portfolio	27,393	31,883
Vanguard High Yield Bond Portfolio	6,380	7,950
Vanguard Small Company Growth Portfolio	7,913	54,042
Vanguard Mid-Cap Index Portfolio	18,537	155,850
Vanguard REIT Index Portfolio	17,549	105,606
Vanguard Money Market Portfolio	44,645	83,406

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

4. Expenses and Related Party Transactions
A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be either charged against the purchase payments or against the contract value. Premium taxes up to 3.5% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently deducts such premium taxes at the time those purchase payments are made. For contracts issue in states assessing their premium taxes at the time of annuitization, the Company currently deducts the premiums taxes at the point of annuitization.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5. Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2025:
	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$ 22,449,628	-	$ 22,449,628

The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

6. Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	119	3,042	(2,923)
Janus Henderson Enterprise Portfolio	129	6,307	(6,178)
Janus Henderson Forty Portfolio	55	2,639	(2,584)
Janus Henderson Global Research Portfolio	4,176	2,484	1,692
Janus Henderson Balanced Portfolio	82	2,344	(2,262)
T. Rowe Price Limited Term Bond Portfolio	148	1,951	(1,803)
T. Rowe Price Equity Income Portfolio	51	9,441	(9,390)
T. Rowe Price Moderate Allocation Portfolio	69	2,353	(2,284)
T. Rowe Price Mid-Cap Growth Portfolio	51	1,402	(1,351)
T. Rowe Price International Stock Portfolio	130	2,192	(2,062)
Vanguard Balanced Portfolio	29	1,227	(1,198)
Vanguard Equity Index Portfolio	373	2,796	(2,423)
Vanguard High Yield Bond Portfolio	74	650	(576)
Vanguard Small Company Growth Portfolio	420	2,148	(1,728)
Vanguard Mid-Cap Index Portfolio	377	2,078	(1,701)
Vanguard REIT Index Portfolio	475	1,670	(1,195)
Vanguard Money Market	458	6,499	(6,041)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	146	2,379	(2,233)
Janus Henderson Enterprise Portfolio	427	6,102	(5,675)
Janus Henderson Forty Portfolio	48	7,482	(7,434)
Janus Henderson Global Research Portfolio	113	3,387	(3,274)
Janus Henderson Balanced Portfolio	77	1,184	(1,107)
T. Rowe Price Limited Term Bond Portfolio	223	1,687	(1,464)
T. Rowe Price Equity Income Portfolio	50	1,310	(1,260)
T. Rowe Price Moderate Allocation Portfolio	54	4,330	(4,276)
T. Rowe Price Mid-Cap Growth Portfolio	24	95	(71)
T. Rowe Price International Stock Portfolio	116	596	(480)
Vanguard Balanced Portfolio	39	4,596	(4,557)
Vanguard Equity Index Portfolio	11	451	(440)
Vanguard High Yield Bond Portfolio	88	269	(181)
Vanguard Small Company Growth Portfolio	114	1,011	(897)
Vanguard Mid-Cap Index Portfolio	190	2,894	(2,704)
Vanguard REIT Index Portfolio	52	2,218	(2,166)
Vanguard Money Market	1,454	7,162	(5,708)

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2025 is as follows:

						Expenses	Income
						as a % of	as a % of
			Net Assets			Average	Average
			Unit			Net	Net	Total
		Units	Value		(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	27,590	$43.99	$	$ 1,214	1.20%	-%	16.99%
	Janus Henderson Enterprise Portfolio	39,758	295.61		11,753	1.20	0.20	6.40
	Janus Henderson Forty Portfolio	24,995	68.17		1,704	1.20	0.07	16.75
	Janus Henderson Global Research Portfolio	17,003	25.56		435	1.20	0.58	19.49
	Janus Henderson Balanced Portfolio	22,796	47.87		1,091	1.20	2.00	13.74
	T. Rowe Price Limited Term Bond Portfolio	12,364	40.96		506	1.20	4.31	4.46
	T. Rowe Price Equity Income Portfolio	15,700	52.04		817	1.20	1.62	13.01
	T. Rowe Price Moderate Allocation Portfolio	20,386	117.52		2,396	1.20	2.24	13.15
	T. Rowe Price Mid-Cap Growth Portfolio	4,198	75.61		317	1.20	-	2.32
	T. Rowe Price International Stock Portfolio	4,379	19.32		85	1.20	1.56	17.01
	Vanguard Balanced Portfolio	8,017	52.12		418	1.20	2.15	15.09
	Vanguard Equity Index Portfolio	6,619	72.51		480	1.20	1.17	16.31
	Vanguard High Yield Bond Portfolio	1,986	29.43		58	1.20	6.92	7.89
	Vanguard Small Company Growth Portfolio	5,719	54.67		313	1.20	0.54	4.85
	Vanguard Mid-Cap Index Portfolio	3,406	65.35		223	1.20	1.53	10.22
	Vanguard REIT Index Portfolio	3,022	46.85		142	1.20	3.00	1.89
*	Vanguard Money Market Portfolio	44,673	11.17		499	1.20	4.12	2.94

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2024 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	30,513	$37.60	$1,147	1.20%	0.03%	33.69%
	Janus Henderson Enterprise Portfolio	45,936	277.84	12,763	1.20	0.74	14.23
	Janus Henderson Forty Portfolio	27,579	58.39	1,610	1.20	0.11	26.93
	Janus Henderson Global Research Portfolio	15,311	21.39	327	1.20	0.74	22.11
	Janus Henderson Balanced Portfolio	25,058	42.09	1,055	1.20	2.07	14.04
	T. Rowe Price Limited Term Bond Portfolio	14,167	39.21	556	1.20	4.21	3.70
	T. Rowe Price Equity Income Portfolio	25,090	46.05	1,155	1.20	1.81	10.37
	T. Rowe Price Moderate Allocation Portfolio	22,670	103.87	2,355	1.20	2.25	8.74
	T. Rowe Price Mid-Cap Growth Portfolio	5,549	73.90	410	1.20	-	8.01
	T. Rowe Price International Stock Portfolio	6,441	16.51	106	1.20	0.93	2.01
	Vanguard Balanced Portfolio	9,215	45.29	417	1.20	2.22	13.43
	Vanguard Equity Index Portfolio	9,042	62.34	564	1.20	1.30	23.35
	Vanguard High Yield Bond Portfolio	2,562	27.28	70	1.20	5.78	5.17
	Vanguard Small Company Growth Portfolio	7,447	52.14	388	1.20	0.54	10.05
	Vanguard Mid-Cap Index Portfolio	5,107	59.29	303	1.20	1.34	13.70
	Vanguard REIT Index Portfolio	4,217	45.98	194	1.20	3.47	3.49
*	Vanguard Money Market Portfolio	50,714	10.85	550	1.20	5.08	3.93

# Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

* Vanguard Money Market's shares became available for investment on February 2, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)
A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2023 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	32,746	$28.13	$921	1.20%	0.14%	41.49%
	Janus Henderson Enterprise Portfolio	51,611	243.24	12,554	1.20	0.16	16.67
	Janus Henderson Forty Portfolio	35,013	46.00	1,611	1.20	0.19	38.32
	Janus Henderson Global Research Portfolio	18,585	17.52	326	1.20	0.91	25.28
	Janus Henderson Balanced Portfolio	26,165	36.91	966	1.20	2.09	14.05
	T. Rowe Price Limited Term Bond Portfolio	15,631	37.81	591	1.20	3.32	3.69
	T. Rowe Price Equity Income Portfolio	26,350	41.73	1,100	1.20	2.09	8.24
	T. Rowe Price Moderate Allocation Portfolio	26,946	95.52	2,574	1.20	2.30	13.98
	T. Rowe Price Mid-Cap Growth Portfolio	5,620	68.42	385	1.20	-	18.54
	T. Rowe Price International Stock Portfolio	6,921	16.18	112	1.20	0.99	14.86
	Vanguard Balanced Portfolio	13,772	39.93	550	1.20	2.03	12.97
	Vanguard Equity Index Portfolio	9,482	50.54	479	1.20	1.46	24.63
	Vanguard High Yield Bond Portfolio	2,743	25.94	71	1.20	5.08	10.34
	Vanguard Small Company Growth Portfolio	8,344	47.38	395	1.20	0.41	18.23
	Vanguard Mid-Cap Index Portfolio	7,811	52.15	407	1.20	1.46	14.46
	Vanguard REIT Index Portfolio	6,383	44.43	284	1.20	2.50	10.38
**	Vanguard Money Market Portfolio	56,422	10.44	589	1.20	4.92	3.80

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2022 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return***
	Janus Henderson Research Portfolio	35,079	$19.88	$ 697	1.20%	0.15%	(30.73)%
	Janus Henderson Enterprise Portfolio	56,961	208.48	11,875	1.20	0.20	(16.94)
	Janus Henderson Forty Portfolio	37,356	33.26	1,242	1.20	0.18	(34.35)
	Janus Henderson Global Research Portfolio	21,279	13.98	298	1.20	1.02	(20.38)
	Janus Henderson Balanced Portfolio	27,914	32.36	903	1.20	1.22	(17.40)
*	T. Rowe Price Government Money Portfolio	-	19.55	-	1.20	0.02	(0.37)
	T. Rowe Price Limited Term Bond Portfolio	18,629	36.46	679	1.20	1.96	(5.65)
	T. Rowe Price Equity Income Portfolio	31,898	38.55	1,230	1.20	1.88	(4.50)
	T. Rowe Price Moderate Allocation Portfolio	32,255	83.80	2,703	1.20	1.56	(19.29)
	T. Rowe Price Mid-Cap Growth Portfolio	7,580	57.72	437	1.20	-	(23.51)
	T. Rowe Price International Stock Portfolio	7,609	14.09	107	1.20	0.79	(16.82)
	Vanguard Balanced Portfolio	14,052	35.34	497	1.20	1.93	(15.32)
	Vanguard Equity Index Portfolio	11,391	40.55	462	1.20	1.37	(19.21)
	Vanguard High Yield Bond Portfolio	2,980	23.51	70	1.20	5.12	(10.44)
	Vanguard Small Company Growth Portfolio	9,042	40.08	362	1.20	0.27	(26.25)
	Vanguard Mid-Cap Index Portfolio	8,383	45.56	382	1.20	1.17	(19.79)
	Vanguard REIT Index Portfolio	6,745	40.26	272	1.20	1.77	(27.18)
**	Vanguard Money Market Portfolio	61,348	10.06	617	1.20	1.66	0.59

# Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

* T.Rowe Price Government Money's shares were terminated on April 28, 2022.
** Vanguard Money Market's shares became available for investment on February 2, 2022.
*** Total return is not annualized if the underlying fund was initially added and funded or terminated during the period presented.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)
A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2021 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Henderson Research Portfolio	42,678	$28.70	$1,225	1.20%	0.10%	18.90%
	Janus Henderson Enterprise Portfolio	61,836	251.01	15,521	1.20	0.32	15.43
	Janus Henderson Forty Portfolio	44,804	50.66	2,270	1.20	-	21.43
	Janus Henderson Global Research Portfolio	25,953	17.56	456	1.20	0.53	16.68
	Janus Henderson Balanced Portfolio	33,311	39.18	1,305	1.20	0.91	15.80
*	T. Rowe Price Government Money Portfolio	23,476	19.62	461	1.20	0.01	(1.18)
	T. Rowe Price Limited Term Bond Portfolio	20,093	38.65	777	1.20	1.35	(1.07)
	T. Rowe Price Equity Income Portfolio	33,643	40.36	1,358	1.20	1.58	24.05
	T. Rowe Price Moderate Allocation Portfolio	35,078	103.83	3,642	1.20	0.98	8.75
	T. Rowe Price Mid-Cap Growth Portfolio	8,688	75.45	656	1.20	-	13.48
	T. Rowe Price International Stock Portfolio	7,365	16.94	125	1.20	0.54	0.10
	Vanguard Balanced Portfolio	17,692	41.74	738	1.20	1.88	17.60
	Vanguard Equity Index Portfolio	11,927	50.19	599	1.20	1.23	27.02
	Vanguard High Yield Bond Portfolio	3,012	26.25	79	1.20	4.12	2.44
	Vanguard Small Company Growth Portfolio	9,223	54.34	501	1.20	0.41	12.85
	Vanguard Mid-Cap Index Portfolio	9,025	56.80	513	1.20	1.16	22.87
	Vanguard REIT Index Portfolio	6,235	55.28	345	1.20	1.99	38.55

# Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

* T.Rowe Price Government Money's shares were terminated on April 28, 2022.

8. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.